Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth information concerning the relationship between executive compensation actually paid to our CEO and other NEOs (our “non-PEO NEOs”) and certain financial performance measures of the company for our fiscal years ending in December 31, 2020, 2021 and 2022:

Peer Group Issuers, Footnote [Text Block]	The peer group used for this column is the Nasdaq Biotechnology TR Index, which is the peer group used in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K, filed with the SEC on February 28, 2023.
PEO Total Compensation Amount	$ 7,596,268	$ 5,771,962	$ 5,453,681
PEO Actually Paid Compensation Amount	(2,644,337)	(2,080,019)	18,509,831
Non-PEO NEO Average Total Compensation Amount	2,122,384	2,086,486	1,583,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ (217,100)	(57,132)	4,826,492
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Chart 1: Compensation Actually Paid vs. Total Stockholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Chart 2: Compensation Actually Paid vs. Net Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Chart 3: Compensation Actually Paid vs. Revenue
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
We consider the following to be the most important financial performance measures to link CAP to NEOs, for 2022, to company performance.
•Revenue
•Gross Margins
•Operating Expenses
•Bookings of CosMx SMI instruments (important non-financial performance measure)

Total Shareholder Return Amount	$ 28.65	153.70	240.4
Peer Group Total Shareholder Return Amount	113.65	127.55	126.42
Net Income (Loss)	$ (159,543)	$ (115,254)	$ (110,078)
Company Selected Measure Amount	127,262	145,085	117,316
PEO Name	Mr. Gray
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margins
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Expenses
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Bookings of CosMx SMI instruments (important non-financial performance measure)
PEO [Member] | Less Reported Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,536,080)	$ (4,650,260)	$ (4,312,551)
PEO [Member] | AddYearEndFairValueOfEquityAwardsGrantedInTheYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	629,327	1,886,373	5,780,489
PEO [Member] | ChangeInFairValueOfEquityAwardsGrantedInPriorYearsThatVestedInTheYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,633,535)	(4,436,382)	10,811,670
PEO [Member] | Adjust For Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscsal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,700,317)	(651,712)	776,542
PEO [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Less Reported Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,630,737)	(1,466,658)	(966,672)
Non-PEO NEO [Member] | AddYearEndFairValueOfEquityAwardsGrantedInTheYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	226,326	646,734	1,313,686
Non-PEO NEO [Member] | ChangeInFairValueOfEquityAwardsGrantedInPriorYearsThatVestedInTheYear [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(593,629)	(1,108,510)	2,675,446
Non-PEO NEO [Member] | Adjust For Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscsal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(341,444)	(215,184)	220,938
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0